INCOME AND SOCIAL CONTRIBUTION TAXES - Unrecognized deferred income tax assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Domestic
INCOME AND SOCIAL CONTRIBUTION TAXES
Unused tax losses for which no deferred tax asset recognised	R$ 265,403	R$ 312,741
Foreign
INCOME AND SOCIAL CONTRIBUTION TAXES
Unused tax losses for which no deferred tax asset recognised	795,775	1,137,548
Unused tax credits for which no deferred tax asset recognised	R$ 398,364	R$ 360,152